Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 8 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Furniture	€56,232	€49,063
Laboratory Photovoltaic Installation	116,912	98,792
Tools and Machinery	6,026	5,458
Computer	14,915	12,747
	194,085	166,060
Accumulated depreciation	(35,001)	(15,577)
	€159,084	€150,483

During the years ended December 31, 2023, 2022 and 2021, the Company acquired property and equipment of €28,026, €133,140 and €17,871, respectively. During the year ended December 31, 2023, 2022 and 2021, the Company recorded depreciation expense of €19,425, €5,069 and €2,998, respectively.